INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
License plates with indefinite useful lives	275	277
Others	168	—
Intangible assets	116,526	116,360

	As of December 31,
	2023	2022
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
License plates with indefinite useful lives	277	281
Intangible assets	116,360	116,364